WARRANTS (Details) - $ / shares		12 Months Ended
	Nov. 18, 2023	Dec. 31, 2023	Dec. 31, 2024	Sep. 05, 2022
WARRANTS
Exercise price of warrants (in CAD per share)				$ 9.28
Warrants issued as part of convertible debt
WARRANTS
Balance (in shares)		979,048
Expiry of warrants (in shares)		0
Balance (in shares)		979,048
Number of common share per unit			1
Exercise price of warrants (in CAD per share)			$ 9.28	$ 9.28
Broker warrants
WARRANTS
Balance (in shares)		16,886
Expiry of warrants (in shares)	16,886	(16,886)
Balance (in shares)		0